Restructuring and Impairments - Costs Related to the Restructuring Program (Details) - 2017 Restructuring - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	$ (1,100)	$ 11,666	$ 13,796	$ 24,362
Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		1,617	3,039
Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	(1,100)	10,049	10,757
Personnel Related
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	(1,100)	4,631	6,174	9,705
Personnel Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		424	0
Personnel Related | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	(1,100)	4,207	6,174
Contract and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	0	5,425	4,583	10,008
Contract and Other Costs | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		1,193	0
Contract and Other Costs | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	0	4,232	4,583
Inventory Write-offs & Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	0	1,610	3,039	$ 4,649
Inventory Write-offs & Asset Impairments | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net		0	3,039
Inventory Write-offs & Asset Impairments | Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring, acquisition, integration and other, net	$ 0	$ 1,610	$ 0